Expense Example, No Redemption {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCIZ PRO-12 - Fidelity International Real Estate Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor International Real Estate Fund: Class A
Expense Example, No Redemption:
1 Year	$ 697
3 Years	955
5 Years	1,232
10 Years	2,021
Fidelity Advisor International Real Estate Fund: Class M
Expense Example, No Redemption:
1 Year	506
3 Years	834
5 Years	1,185
10 Years	2,173
Fidelity Advisor International Real Estate Fund: Class C
Expense Example, No Redemption:
1 Year	207
3 Years	640
5 Years	1,098
10 Years	2,369
Fidelity Advisor International Real Estate Fund: Class I
Expense Example, No Redemption:
1 Year	95
3 Years	296
5 Years	515
10 Years	1,143
Fidelity Advisor International Real Estate Fund: Class Z
Expense Example, No Redemption:
1 Year	85
3 Years	265
5 Years	460
10 Years	$ 1,025